3) Risk Management (Details 14) - BRL (R$) R$ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Total Adjusted Amount
Total HQLA	[1]	R$ 244,827,538		R$ 112,872,809
Total net cash outflow	[1]	R$ 137,247,662		R$ 78,493,191
LCR (%)	[1]	178.40%		143.80%
Average Amount [Member]
Cash Outlows
Ratail funding:	[3]	R$ 325,354,419	[2]	R$ 239,379,478	[4]
Stable funding	[3]	170,521,207	[2]	129,085,762	[4]
Less stable funding	[3]	154,833,212	[2]	110,293,716	[4]
Non-collateralized wholesale funding:	[3]	235,478,141	[2]	132,504,666	[4]
Operating deposits (all counterparties) and affiliated cooperative deposits	[3]	12,635,960	[2]	9,638,912	[4]
Non-operating deposits (all counterparties)	[3]	220,227,439	[2]	121,673,837	[4]
Other non-collateralized wholesale funding	[3]	2,614,742	[2]	1,191,917	[4]
Collateralized wholesale funding	[3]		[2]	0	[4]
Additional requirements:	[3]	109,487,520	[2]	113,180,204	[4]
Related to exposure to derivatives and other collateral requirements	[3]	11,778,909	[2]	14,457,167	[4]
Related to funding losses through the issue of debt instruments	[3]	1,085,406	[2]	765,093	[4]
Related to lines of credit and liquidity	[3]	96,623,205	[2]	97,957,944	[4]
Other contractual obligations	[3]	36,339,264	[2]	37,020,644	[4]
Other contingent obligations	[3]	131,523,849	[2]	132,713,942	[4]
Total cash outflows	[3]		[2]	0	[4]
Cash Inflows
Collateralized loans	[3]	201,944,617	[2]	65,979,377	[4]
Outstanding loans whose payments are fully up-to-date	[3]	28,197,590	[2]	32,730,607	[4]
Other cash inflows	[3]	38,376,788	[2]	41,453,133	[4]
Total cash inflows	[3]	268,518,995	[2]	140,163,117	[4]
Weighted Average Amount [Member]
Information on the Liquidity Coverage Ratio (LCR)
Total High Quality Liquid Assets (HQLA)	[5]	244,827,538	[2]	112,872,809	[4]
Cash Outlows
Ratail funding:	[5]	29,651,389	[2]	21,636,196	[4]
Stable funding	[5]	8,526,060	[2]	6,454,288	[4]
Less stable funding	[5]	21,125,329	[2]	15,181,908	[4]
Non-collateralized wholesale funding:	[5]	97,681,458	[2]	53,070,146	[4]
Operating deposits (all counterparties) and affiliated cooperative deposits	[5]	631,798	[2]	481,946	[4]
Non-operating deposits (all counterparties)	[5]	94,434,918	[2]	51,396,283	[4]
Other non-collateralized wholesale funding	[5]	2,614,742	[2]	1,191,917	[4]
Collateralized wholesale funding	[5]	4,581,792	[2]	3,828,662	[4]
Additional requirements:	[5]	14,836,353	[2]	14,729,075	[4]
Related to exposure to derivatives and other collateral requirements	[5]	6,330,665	[2]	6,617,026	[4]
Related to funding losses through the issue of debt instruments	[5]	1,085,406	[2]	765,093	[4]
Related to lines of credit and liquidity	[5]	7,420,282	[2]	7,346,956	[4]
Other contractual obligations	[5]	34,400,518	[2]	35,080,897	[4]
Other contingent obligations	[5]	5,164,538	[2]	5,420,129	[4]
Total cash outflows	[5]	186,316,048	[2]	133,765,105	[4]
Cash Inflows
Collateralized loans	[5]	1,425,648	[2]	896,126	[4]
Outstanding loans whose payments are fully up-to-date	[5]	16,599,016	[2]	20,645,466	[4]
Other cash inflows	[5]	31,043,722	[2]	33,730,321	[4]
Total cash inflows	[5]	R$ 49,068,386	[2]	R$ 55,271,913	[4]

[1]	Corresponds to the calculated value after the application of weighting factors and limits.
[2]	Calculated based on the simple daily average of the months that compose the fourth quarter (63 observations);
[3]	Corresponds to the total balance related to the item of cash inflows or outflows;
[4]	Calculated based on the simple daily average of the months that compose the fourth quarter (61 observations);
[5]	Corresponds to the value after application of the weighting factors;